Impairment testing of goodwill and intangible assets (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽)
Impairment testing of goodwill and intangible assets
Number of CGUs to which goodwill is allocated | item	2
Number of CGUs to which intangible assets with indefinite useful life relate | item	4
Beginning balance	₽ 11,316	₽ 10,846
Ending balance	10,813	11,316
Goodwill and indefinite life licences
Impairment testing of goodwill and intangible assets
Beginning balance	7,245	6,561
Addition	22	777
Impairment		(93)
Ending balance	7,267	7,245
Goodwill
Impairment testing of goodwill and intangible assets
Beginning balance	7,062	6,378
Ending balance	7,084	7,062
Goodwill | PS
Impairment testing of goodwill and intangible assets
Beginning balance	6,336	6,285
Addition	22	51
Ending balance	6,358	6,336
Goodwill | RB
Impairment testing of goodwill and intangible assets
Beginning balance		93
Impairment		(93)
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Beginning balance	726
Addition		726
Ending balance	726	726
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Beginning balance	183	183
Ending balance	₽ 183	₽ 183